Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2022
Share-Based Payment Arrangement [Abstract]
Schedule of Assumptions Used to Estimate Fair Value of Stock Option Awards
The fair value of each employee and non-employee stock option grant was estimated on the date of grant using the Black-Scholes option-pricing model based on the following inputs:
	Year Ended December 31,
	2022	2021
Risk-free interest rate	1.7%	0.7%
Expected dividend yield	—	—
Expected term in years	5.9	6.0
Expected volatility	70.8% - 72.5%	71.8% - 73.1%

Schedule of Share Option Activity
The following table summarizes information and activity related to the Company’s stock options:
	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (in years)	Total Intrinsic Value (in thousands)
Outstanding as of December 31, 2021	4,230,162	$8.92	7.8	$—
Options granted	2,257,100	1.93
Options forfeited	(2,761,015)	6.73
Outstanding as of December 31, 2022	3,726,247	$6.30	7.0	$—
Options vested and exercisable	2,493,026	$6.78	6.2	$—

Schedule of Restricted Stock and RSU Activity
The Company's RSU activity for the year ended December 31, 2022 was as follows:
	Restricted Stock Units	Weighted Average Grant Date Fair Value Per Share
Outstanding at December 31, 2021	17,504	$9.51
Vested	(1,458)	$9.51
Outstanding at December 31, 2022	16,046	$9.51

Schedule of Components of Stock-Based Compensation Expense
The following table summarizes the total stock-based compensation expense recorded in the consolidated statements of operations (in thousands):
	Year Ended December 31,
	2022	2021
Research and development	$(1,289)	$5,898
General and administrative	2,174	6,143
Total	$885	$12,041